Related Party Transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of transactions between related parties [abstract]
Office and administration expenses	$ 138	$ 5